Forfeiture Shares (Details)	12 Months Ended
Dec. 31, 2022 USD ($) $ / shares shares
Forfeiture Shares (Details) [Line Items]
Shares issued with respect forfeiture (in Shares) | shares	1,006,250
Fair value of shares (in Dollars) | $	$ 4,485
Stock price per share (in Dollars per share) | $ / shares	$ 7.4
Maximum [Member]
Forfeiture Shares (Details) [Line Items]
Expected volatility	50.31%
Risk-free interest rate	0.76%
Minimum [Member]
Forfeiture Shares (Details) [Line Items]
Expected volatility	47.74%
Risk-free interest rate	0.53%
Monte-Carlo [Member] | Maximum [Member]
Forfeiture Shares (Details) [Line Items]
Expected term	4 years
Monte-Carlo [Member] | Minimum [Member]
Forfeiture Shares (Details) [Line Items]
Expected term	3 years